Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash on hand and petty cash	$ 2,227	$ 24,719
Checking accounts and demand deposits	1,928,184	3,622,037
Cash and cash equivalents	$ 1,930,411	$ 3,646,756	$ 3,030,298	$ 3,734,316